Nature of operations and going concern (Details)			12 Months Ended
	Jan. 25, 2024 USD ($) shares	Jan. 15, 2024 USD ($) item	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CAD ($)	Jan. 23, 2024 USD ($)
Nature of operations and going concern
Shares issued to NCAC shareholders | shares			150,000
Comprehensive loss			$ (50,963,351)	$ (3,296,231)
Psyence Group Inc
Nature of operations and going concern
Shares issued to NCAC shareholders | shares	5,000,000		5,000,000
Convertible note liability
Nature of operations and going concern
Aggregate principal amount					$ 3,125,000
First Tranche Note | Investors
Nature of operations and going concern
Principal amount of debt issued	$ 3,125,000	$ 3,125,000
Total subscription amount	$ 2,500,000	$ 2,500,000	$ 2,500,000
Business combination agreement
Nature of operations and going concern
Number of shares to acquire | shares	1
Amount for minimum cash condition						$ 20,000,000
Business combination agreement | Investors
Nature of operations and going concern
Senior secured convertible notes | item		4
Business combination agreement | Convertible note liability | Range
Nature of operations and going concern
Aggregate principal amount		$ 12,500,000
Subscription amount		$ 10,000,000